UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02151

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Bancroft Fund Ltd.

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(Exact name of registrant as specified in charter)

65 Madison Avenue, Morristown, New Jersey 07960-7308

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(Address of principal executive offices) (Zip code)

Thomas H. Dinsmore

Bancroft Fund Ltd.

65 Madison Avenue

Morristown, New Jersey 07960-7308

(Name and address of agent for service)

Copy to:

Steven B. King, Esq.

Ballard Spahr LLP

1735 Market Street, 51st Floor

Philadelphia, PA 19103-7599

Registrant's telephone number, including area code: 973-631-1177

Date of fiscal year end:  October 31, 2014

Date of reporting period:  January 31, 2014

ITEM 1. SCHEDULE OF INVESTMENTS.

Bancroft Fund Ltd. - Schedule of Investments – unaudited

January 31, 2014

	Principal	Value
	Amount	(Note 1)
Convertible Bonds and Notes - 73.9%

Airlines - 1.6%
Hawaiian Holdings, Inc., 5.00%, Due 3/15/16, (BBB)	$1,375,000	$1,949,062

Biotechnology - 11.3%
Array BioPharma Inc., 3.00%, Due 6/1/20, (BBB)	250,000	264,062
BioMarin Pharmaceutical Inc., 1.50%, Due 10/15/20, (NR)	500,000	545,000
Cubist Pharmaceuticals, Inc., 1.875%, Due 9/1/20, (A) (1)	1,100,000	1,302,812
Emergent BioSolutions Inc., 2.875%, Due 1/15/21, (A) (1)	800,000	838,000
Exelixis, Inc., 4.25%, Due 8/15/19, (BBB)	1,000,000	1,383,750
Gilead Sciences, Inc., 1.00%, Due 5/1/14, (A)	750,000	2,677,031
Gilead Sciences, Inc., 1.625%, Due 5/1/16, (A)	1,000,000	3,543,755
Incyte Corp., 1.25%, Due 11/15/20, (A) (1)	1,000,000	1,452,500
Merrimack Pharmaceuticals, Inc., 4.50%, Due 7/15/20, (BB)	250,000	267,812
OPKO Health Inc., 3.00%, Due 2/1/33, (BBB) (1)	400,000	501,250
Regeneron Pharmaceuticals, Inc., 1.875%, Due 10/1/16, (AA)	250,000	859,375
		13,635,347
Capital Markets - 2.2%
BlackRock Kelso Capital Corp., 5.50%, Due 2/15/18, (BBB)	1,500,000	1,559,062
FXCM Inc., 2.25%, Due 6/15/18, (AA)	1,000,000	1,110,000
		2,669,062
Communications Equipment - 2.5%
Finisar Corp., 5.00%, Due 10/15/29, (NR)	75,000	169,219
Ixia, 3.00%, Due 12/15/15, (A)	500,000	528,750
Infinera Corp., 1.75%, Due 6/1/18, (A) (1)	1,000,000	1,025,625
InterDigital, Inc., 2.50%, Due 3/15/16, (A)	1,250,000	1,276,562
		3,000,156
Computers & Peripherals - 0.9%
SanDisk Corp., 1.50%, Due 8/15/17, (BB)	750,000	1,100,156

Construction & Engineering - 0.4%
Layne Christensen Co., 4.25%, Due 11/15/18, (A) (1)	500,000	506,250

Consumer Finance - 2.5%
DFC Global Corp., 3.25%, Due 4/15/17, (B)	1,250,000	973,438
Encore Capital Group, Inc., 3.00%, Due 7/1/20, (BBB) (1)	1,250,000	1,522,656
Portfolio Recovery Associates, Inc., 3.00%, Due 8/1/20, (A) (1)	500,000	542,188
		3,038,282
Diversified Telecommunications Services - 0.7%
Alaska Communications Systems Group, Inc., 6.25%, Due 5/1/18, (BB)	1,000,000	852,500

Electrical Equipment - 0.3%
SolarCity Corp., 2.75%, Due 11/1/18, (BBB)	250,000	351,406

Electronic Equipment Instruments - 0.9%
InvenSense, Inc., 1.75%, Due 11/1/18, (AA) (1)	1,000,000	1,136,875

Bancroft Fund Ltd. - Schedule of Investments - continued

January 31, 2014

	Principal	Value
	Amount	(Note 1)
Convertible Bonds and Notes - continued

Energy Equipment & Services - 2.3%
Bristow Group Inc., 3.00%, Due 6/15/38, (BB)	$1,356,000	$1,617,030
Hornbeck Offshore Services, Inc., 1.50%, Due 9/1/19, (BB)	1,000,000	1,113,800
		2,730,830
Food Products - 0.6%
Chiquita Brands International, 4.25%, Due 8/15/16, (CCC)	700,000	692,562

Health Care Equipment & Supplies - 0.7%
Insulet Corp., 3.75%, Due 6/15/16, (A)	500,000	832,500

Health Care Providers & Services - 1.1%
Molina Healthcare Inc., 1.125%, Due 1/15/20, (A) (1)	1,250,000	1,358,594

Health Care Technology - 0.7%
Allscripts Healthcare Solutions, Inc., 1.25%, Due 7/1/20, (A) (1)	750,000	882,188

Hotels, Restaurants & Leisure - 1.2%
MGM Resorts International, 4.25%, Due 4/15/15, (B)	1,000,000	1,405,625

Household Durables - 1.7%
Jarden Corp., 1.875%, Due 9/15/18, (BB)	1,500,000	2,101,875

Insurance - 0.8%
AmTrust Financial Services, Inc., 5.50%, Due 12/15/21, (A)	750,000	977,812

Internet & Catalog Retail - 2.4%
Priceline.com Inc., 1.00%, Due 3/15/18, (BBB)	1,715,000	2,363,484
Shutterfly, Inc., 0.25%, Due 5/15/18, (A) (1)	500,000	522,500
		2,885,984
Internet Software & Services - 3.4%
Cardtronics, Inc., 1.00%, Due 12/1/20, (A)	750,000	718,129
Equinix, Inc., 3.00%, Due 10/15/14, (B)	1,000,000	1,657,500
Move, Inc., 2.75%, Due 9/1/18, (A) (1)	500,000	526,562
Web.com Group, Inc., 1.00%, Due 8/15/18, (A)	1,000,000	1,180,625
		4,082,816
IT Services - 1.4%
CSG Systems International, Inc., 3.00%, Due 3/1/17, (AA)	1,250,000	1,707,031

Life Science Tools & Services - 1.1%
Illumina, Inc., 0.25%, Due 3/15/16, (AA) (1)	750,000	1,380,000

Machinery - 0.9%
Chart Industries, Inc., 2.00%, Due 8/1/18, (B)	750,000	1,065,469

Bancroft Fund Ltd. - Schedule of Investments – continued

January 31, 2014

	Principal	Value
	Amount	(Note 1)
Convertible Bonds and Notes - continued

Media - 0.8%
Liberty Media Corp., 1.375%, Due 10/15/23, (AA) (1)	$1,000,000	$931,250

Metals & Mining - 3.2%
A.M. Castle & Co., 7.00%, Due 12/15/17, (BBB)	400,000	612,600
Kaiser Aluminum Corp., 4.50%, Due 4/1/15, (BB)	1,000,000	1,486,870
RTI International Metals, Inc., 3.00%, Due 12/1/15, (A)	600,000	656,250
RTI International Metals, Inc., 1.625%, Due 10/15/19, (A)	500,000	512,188
Royal Gold, Inc., 2.875%, Due 6/15/19, (A)	600,000	610,875
		3,878,783
Oil, Gas & Consumable Fuels - 2.0%
Clean Energy Fuels Corp., 5.25%, Due 10/1/18, (BBB) (1)	500,000	493,750
Goodrich Petroleum Corp., 5.00%, Due 10/1/32, (CCC)	993,000	1,084,232
Ship Finance International Ltd., 3.25%, Due 2/1/18, (B)	750,000	792,656
		2,370,638
Pharmaceuticals - 2.3%
Mylan Inc., 3.75%, Due 9/15/15, (BBB)	500,000	1,713,125
Salix Pharmaceuticals, Ltd., 2.75%, Due 5/15/15, (B)	300,000	637,688
Salix Pharmaceuticals, Ltd., 1.50%, Due 3/15/19, (B)	300,000	482,250
		2,833,063
Real Estate Investment Trusts - 3.4%
American Realty Capital Properties, Inc., 3.00%, Due 8/1/18, (A)	1,000,000	1,027,500
Colony Financial, Inc., 5.00%, Due 4/15/23, (AA)	1,250,000	1,316,406
IAS Operating Partnership LP, 5.00%, Due 3/15/18, (NR)
(exchangeable for Invesco Mortgage Capital Inc. common stock)	500,000	477,812
Lexington Realty Trust, 6.00%, Due 1/15/30, (BBB)	500,000	801,562
RAIT Financial Trust, 4.00%, Due 10/1/33, (BBB)	500,000	493,125
		4,116,405
Real Estate Management - 0.8%
Forest City Enterprises, Inc., 3.625%, Due 8/15/20, (B)	1,000,000	1,010,625

Semiconductors & Semiconductor Equipment - 8.4%
GT Advanced Technologies Inc., 3.00%, Due 10/1/17, (BBB)	500,000	761,250
GT Advanced Technologies Inc., 3.00%, Due 12/15/20, (BBB)	500,000	563,125
JinkoSolar Holding Co., Ltd., 4.00%, Due 2/1/19, (NR) (1)	500,000	452,500
Micron Technology, Inc., 3.125%, Due 5/1/32, (BB)	250,000	607,969
Micron Technology, Inc., 3.00%, Due 11/15/43, (BB)	1,250,000	1,325,781
NVIDIA Corp., 1.00%, Due 12/1/18, (BB) (1)	1,000,000	1,025,625
Photronics, Inc., 3.25%, Due 4/1/16, (A)	1,000,000	1,080,000
ReneSola Ltd., 4.125%, Due 3/15/18, (BB)	250,000	196,575
Rudolph Technologies Inc., 3.75%, Due 7/15/16, (A)	500,000	557,500
Spansion LLC, 2.00%, Due 9/1/20, (B) (1)	500,000	623,750
SunEdison, Inc., 2.75%, Due 1/1/21, (BB) (1)	500,000	599,062
SunPower Corp., 4.50%, Due 3/15/15, (BBB)	1,000,000	1,495,000
Xilinx, Inc., 2.625%, Due 6/15/17, (A)	500,000	805,625
		10,093,762

Bancroft Fund Ltd. - Schedule of Investments - continued

January 31, 2014

	Principal	Value
	Amount	(Note 1)
Convertible Bonds and Notes - continued

Software - 6.9%
Bottomline Technologies, Inc., 1.50%, Due 12/1/17, (A)	$750,000	$989,531
Mentor Graphics Corp., 4.00%, Due 4/1/31, (AA)	1,000,000	1,213,125
NQ Mobile Inc., 4.00%, Due 10/15/18, (BB) (1)	500,000	440,000
Nuance Communications, Inc., 2.75%, Due 11/1/31, (NR) (1)	2,000,000	1,992,500
Proofpoint, Inc., 1.25%, Due 12/15/18, (AA) (1)	1,000,000	1,244,375
Take-Two Interactive Software, Inc., 1.75%, Due 12/1/16, (A)	1,250,000	1,513,281
TeleCommunication Systems, Inc., 7.75%, Due 6/30/18, (BBB)	1,000,000	975,000
		8,367,812
Textiles, Apparel & Luxury Goods - 2.2%
Iconix Brand Group, Inc., 1.50%, Due 3/15/18, (A)	750,000	979,688
Iconix Brand Group, Inc., 2.50%, Due 6/1/16, (A)	1,250,000	1,638,281
		2,617,969
Trading Companies & Distributors - 0.8%
Kaman Corp., 3.25%, Due 11/15/17, (A)	750,000	953,438

Wireless Telecommunications - 1.5%
SBA Communications Corp., 4.00%, Due 10/1/14, (AA)	600,000	1,835,250

Total Convertible Bonds and Notes		89,351,377

Convertible Preferred Stock - 13.2%
	Shares
Commercial Banks - 3.2%
Huntington Bancshares, Inc., 8.50%, (BB)	1,250	1,575,000
Wells Fargo & Co., 7.50%, (BBB)	2,000	2,315,000
		3,890,000
Diversified Financial Services - 1.7%
Bank of America Corp., 7.25%, (BB)	1,800	2,013,498

Food Products - 1.9%
Post Holdings, Inc., 3.75%, (B)	8,300	1,020,568
Post Holdings, Inc., 2.50%, (B) (1)	5,000	532,500
Bunge Ltd., 4.875%, (BB)	7,500	776,250
		2,329,318
Machinery - 0.8%
Stanley Black & Decker, Inc., 6.25%, (BBB)	10,000	1,015,900

Oil, Gas & Consumable Fuels - 1.8%
Chesapeake Energy Corp., 5.75%, (B)	1,550	1,772,270
Halcon Resources Corp., 5.75%, (CCC)	500	360,000
		2,132,270

Bancroft Fund Ltd. - Schedule of Investments - continued

January 31, 2014

Convertible Preferred Stock - continued
		Value
	Shares	(Note 1)
Real Estate Investment Trusts - 2.2%
Health Care REIT, Inc., 6.50%, (BB)	20,000	$1,085,800
Weyerhaeuser Co., 6.375%, (BBB)	30,000	1,612,200
		2,698,000
Specialty Retail - 0.6%
Amerivon Holdings LLC, 4.00%, (NR) (1,2,3)	643,516	763,660
Amerivon Holdings LLC, common equity units, (NR) (1,2,3)	272,728	16,364
		780,024
Thrift & Mortgage Finance - 1.0%
New York Community Capital Trust V, 6.00%, (BB)	24,000	1,166,544

Total Convertible Preferred Stock		16,025,554

Mandatory Convertible Securities - 8.9% (4)

Aerospace & Defense - 2.1%
United Technologies Corp., 7.50%, Due 8/1/15, (BBB)	40,000	2,577,200

Electric Utilities - 1.8%
NextEra Energy, Inc., 5.599%, Due 6/1/15, (BBB)	7,500	460,350
NextEra Energy, Inc., 5.799%, Due 9/1/16, (BBB)	10,000	530,600
NextEra Energy, Inc., 5.889%, Due 9/1/15, (BBB)	20,000	1,197,400
		2,188,350
Insurance - 1.8%
MetLife, Inc., 5.00%, Due 10/8/14, (BBB)	40,000	1,166,000
Maiden Holdings, Ltd., 7.25%, Due 9/15/16, (NR)	22,500	1,006,650
		2,172,650
Multi-Utilities-1.2%
Dominion Resources, Inc., 6.125%, Due 4/1/16, (BBB)	12,500	699,125
Dominion Resources, Inc., 6.00%, Due 7/1/16, (BBB)	12,500	700,375
		1,399,500
Real Estate Investment Trusts - 1.0%
Crown Castle International Corp., 4.50%, Due 11/1/16, (B)	12,500	1,219,750

Road & Rail - 1.0%
Genesee & Wyoming, Inc., 5.00%, Due 10/1/15, (NR)	10,000	1,226,400

Total Mandatory Convertible Securities (4)		10,783,850

Common Stock - 0.9%

Insurance - 0.9%
MetLife, Inc.	22,680	1,112,454

Total Common Stock		1,112,454

Bancroft Fund Ltd. - Schedule of Investments - continued

January 31, 2014

Value
(Note 1)
Total Convertible Bonds and Notes - 73.9%	$89,351,377
Total Convertible Preferred Stock - 13.2%	16,025,554
Total Mandatory Convertible Securities - 8.9%	10,783,850
Total Common Stock - 0.9%	1,112,454
Total Investments - 96.9%	117,273,235

Other Assets, Net of Liabilities - 3.1%	3,719,663
Total Net Assets - 100.0%	$120,992,898

Bancroft Fund Ltd. - Schedule of Investments – continued

January 31, 2014

(1) Security not registered under the Securities Act of 1933, as amended (the “Securities Act”) (e.g., the security was purchased in a Rule 144A or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the Securities Act, typically to qualified institutional buyers. The Fund generally has no rights to demand registration of such securities. The aggregate market value of these unregistered securities at January 31, 2014 was $22,613,336 which represented 18.6% of the Fund’s net assets.

(2) Investment is valued at fair value as determined in good faith pursuant to procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. The fair value of these securities amounted to $780,024 at January 31, 2014, which represented 0.6% of the Fund's net assets.

(3) Restricted securities include securities that have not been registered under the Securities Act and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. In some cases, the issuer of restricted securities has agreed to register such securities for resale at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. As of January 31, 2014, the Fund was invested in the following restricted securities:

Security	Acquisition Date	Shares	Cost	Price per Share	Value	% Net Assets
Amerivon Holdings LLC series A 4.00% cv. pfd.	April 1, 2010	643,516	$1,500,000	$1.187	$763,660	0.6%

Amerivon Holdings LLC common equity units	April 1, 2010	272,728	0	0.060	16,364	0.0%

(4) Mandatory Convertible Securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.

PORTFOLIO RATINGS:

Where a security is rated by Standard & Poor’s, such rating appears in parentheses next to such security (but without any applicable + or - that might apply).

Where a security is rated by Standard & Poor’s and at least one other rating agency and the Fund believes the ratings to be functionally equivalent to one another, the Standard & Poor’s rating appears in parentheses next to such security (but without any applicable + or - that might apply).

Where a security is rated by Standard & Poor’s and at least one other rating agency and the Fund believes the ratings not to be functionally equivalent to one another, the Fund puts in parentheses next to such security the Standard & Poor’s rating which it believes approximates the average of all such ratings (but without any applicable + or - that might apply).

Where a security is not rated by Standard & Poor’s, but is rated by at least one other rating agency, the Fund puts in parentheses next to such security the Standard & Poor’s rating which it believes approximates the average of all such ratings (but without any applicable + or - that might apply). NR is used whenever a rating is unavailable.

SUMMARY OF PORTFOLIO RATINGS *
AAA	0%
AA	11%
A	27%
BBB	26%
BB	17%
B	11%
CCC & below	2%
Not Rated	6%

* Excludes common stocks and cash. See accompanying notes.

Bancroft Fund Ltd. - Selected Notes to Financial Statements - unaudited

Bancroft Fund Ltd. (the “Fund”), is registered under the Investment Company Act of 1940, as amended, (the “Act”) as a diversified, closed-end management investment company.

Note 1 - Security Valuation - Investments in securities traded on a national securities exchange are valued at market using the last reported sales price, supplied by an independent pricing service, as of the close of regular trading. Listed securities, for which no sales were reported, are valued at the mean between closing reported bid and asked prices as of the close of regular trading. Unlisted securities traded in the over-the-counter market are valued using an evaluated quote provided by the independent pricing service, or, if an evaluated quote is unavailable, such securities are valued using prices received from dealers, provided that if the dealer supplies both bid and asked prices, the price to be used is the mean of the bid and asked prices. The independent pricing service derives an evaluated quote by obtaining dealer quotes, analyzing the listed markets, reviewing trade execution data and employing sensitivity analysis. Evaluated quotes may also reflect appropriate factors such as individual characteristics of the issue, communications with broker-dealers, and other market data. Securities for which quotations are not readily available, restricted securities and other assets are valued at fair value as determined in good faith pursuant to procedures approved by the Board of Trustees. Short-term debt securities with original maturities of 60 days or less are valued at amortized cost.

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted unadjusted prices for identical instruments in active markets.

Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-driven valuation in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers, and those received from an independent pricing service.

Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price an asset or liability based on the best available information.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Bancroft Fund Ltd. - Selected Notes to Financial Statements - continued

The following is a summary of the inputs used to value the investments of the Fund as of
January 31, 2014:

	Level 1	Level 2	Level 3	Totals

Investments in Securities:
Common Stock	$1,112,454	$—	$—	$1,112,454

Convertible Bonds and Notes	—	89,351,377	—	89,351,377
Convertible Preferred Stock:
Commercial Banks	—	3,890,000	—	3,890,000
Diversified Financial Services	—	2,013,498	—	2,013,498
Food Products	—	2,329,318	—	2,329,318
Machinery	—	1,015,900	—	1,015,900
Oil, Gas & Consumable Fuels	—	2,132,270	—	2,132,270
Real Estate Investment Trusts	—	2,698,000	—	2,698,000
Specialty Retail	—	—	780,024	780,024
Thrift & Mortgage Finance	—	1,166,544	—	1,166,544
Total Preferred Stock	—	15,245,530	780,024	16,025,554
Mandatory Convertible Securities	—	10,783,850	—	10,783,850
Total Investments	$1,112,454	$115,380,757	$780,024	$117,273,235

Refer to the Fund’s Portfolio of Investments for a detailed breakdown of Common Stock, Convertible Bonds and Notes, Convertible Preferred Stock and Mandatory Convertible Securities. Transfers between levels are recognized at January 31, 2014, the end of the reporting period. The Fund recognized no transfers to or from Level 1 and Level 2.

The following is a reconciliation of assets for which Level 3 inputs were used in determining value:

Description	Investments in Securities

Beginning balance as of October 31, 2013	$780,024
Proceeds from sales	—
Gain/loss	—
Change in unrealized appreciation (depreciation)	—
Net transfers in/out of Level 3	—
Balance as of January 31, 2014	$780,024

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of January 31, 2014:

	Fair Value January 31, 2014	Valuation Methodologies	Unobservable Input (1)	Impact to Valuation from an Increase in Input (2)
Amerivon Holdings LLC series A cv. pfd. and common equity units	$780,024	Market Comparables/ Sum of the Parts Valuation/ Dividend Analysis	Liquidity Discount	Increase

continued on following page

Bancroft Fund Ltd. - Selected Notes to Financial Statements – continued

(1) In determining certain of these inputs, management evaluates a variety of factors including economic conditions, industry and market developments, market valuations of comparable companies and company specific developments.

(2) This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Note 2 - Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed) with gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis, including accretion of discounts and amortization of non-equity premium.

Note 3 - Federal Income Tax Cost - At January 31, 2014, the cost basis of investments for federal income tax purposes, as well as unrealized appreciation (depreciation) of investment securities on a tax basis were as follows:

Unrealized appreciation	$21,235,425
Unrealized depreciation	(1,944,541)
Net unrealized appreciation	19,290,884

Cost for federal income tax purposes	$97,982,351

ITEM 2. CONTROLS AND PROCEDURES.

Conclusions of principal officers concerning controls and procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)) are effective as of February 28, 2014 based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 17 CFR 240.15d-15(b)).

(b) There have been no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Fund’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications of the principal executive officer and the principal financial officer of the Fund, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bancroft Fund Ltd.

By: /s/Thomas H. Dinsmore

     Thomas H. Dinsmore

     Chairman of the Board and

     Chief Executive Officer

     (Principal Executive Officer)

Date: March 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Thomas H. Dinsmore

     Thomas H. Dinsmore

     Chairman of the Board and

     Chief Executive Officer

     (Principal Executive Officer)

Date: March 28, 2014

By: /s/Gary I. Levine

     Gary I. Levine

     Chief Financial Officer

     (Principal Financial Officer)

Date: March 28, 2014